Supplemental Information on Oil and Natural Gas Operations (Unaudited)	3 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Supplemental Information on Oil and Natural Gas Operations (Unaudited)
8.	SUPPLEMENTAL INFORMATION ON OIL AND NATURAL GAS OPERATIONS (Unaudited)

The Partnership’s oil and natural gas reserves are attributable solely to properties within the United States.

Capitalized oil and natural gas costs

Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion and amortization are as follows:

December 31, 2013
Oil and natural gas interests:
Proved	$287,732
Unproved	160,302

Total oil and natural gas interests	448,034
Less accumulated depletion	(5,199)

Net oil and natural gas interests capitalized	$442,835

Costs incurred in oil and natural gas activities

Costs incurred in oil and natural gas property acquisition, exploration and development activities are as follows:

Period From Inception (September 18, 2013) Through December 31, 2013
Acquisition costs
Proved	$200,309
Unproved	247,725

Total	$448,034

Results of Operations from Oil and Natural Gas Producing Activities

The following schedule sets forth the revenues and expenses related to the production and sale of oil and natural gas. It does not include any interest costs or general and administrative costs and, therefore, is not necessarily indicative of the contribution to the net operating results of our oil, natural gas and natural gas liquids operations.

Period From Inception (September 18, 2013) Through December 31, 2013
Royalty income	$14,987
Production and ad valorem taxes	(972)
Depletion	(5,199)

Results of operations from oil, natural gas and natural gas liquids	$8,816

Oil and Natural Gas Reserves

Proved oil and natural gas reserve estimates as of December 31, 2013 were prepared by Ryder Scott Company, L.P., independent petroleum engineers. Proved reserves were estimated in accordance with guidelines established by the SEC, which require that reserve estimates be prepared under existing economic and operating conditions based upon the 12-month unweighted average of the first-day-of-the-month prices.

There are numerous uncertainties inherent in estimating quantities of proved oil and natural gas reserves. Oil and natural gas reserve engineering is a subjective process of estimating underground accumulations of oil and natural gas that cannot be precisely measured and the accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserve estimates are often different from the quantities of oil and natural gas that are ultimately recovered.

The changes in estimated proved reserves are as follows:

	Oil (Bbls)	Natural Gas Liquids (Bbls)	Natural Gas (Mcf)
Proved Developed and Undeveloped Reserves:
Balance at inception (September 18, 2013)	—	—	—
Purchase of reserves in place	5,725,640	1,672,824	7,418,633
Extensions and discoveries	1,724,366	364,047	2,403,261
Revisions of previous estimates	(81,111)	(841,777)	1,547,955
Production	(150,815)	(19,971)	(108,264)

As of December 31, 2013	7,218,080	1,175,123	11,261,585

Proved Developed Reserves:
December 31, 2013	3,692,207	609,303	6,280,409

Proved Undeveloped Reserves:
December 31, 2013	3,525,873	565,820	4,981,176

Revisions represent changes in previous reserves estimates, either upward or downward, resulting from new information normally obtained from development drilling and production history or resulting from a change in economic factors, such as commodity prices, operating costs or development costs.

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows is based on the unweighted average, first-day-of-the-month price. The projections should not be viewed as realistic estimates of future cash flows, nor should the “standardized measure” be interpreted as representing current value to the Partnership. Material revisions to estimates of proved reserves may occur in the future; development and production of the reserves may not occur in the periods assumed; actual prices realized are expected to vary significantly from those used; and actual costs may vary.

The following table sets forth the standardized measure of discounted future net cash flows attributable to the Partnership’s proved oil and natural gas reserves as of December 31, 2013.

December 31, 2013
Future cash inflows	$770,528
Future production taxes	(53,040)
Future state margin tax expenses	(5,394)

Future net cash flows	712,094
10% discount to reflect timing of cash flows	(384,848)

Standardized measure of discounted future net cash flows	$327,246

In the table below the average first-day-of–the-month price for oil, natural gas and natural gas liquids is presented, all utilized in the computation of future cash inflows.

December 31, 2013
Unweighted Arithmetic Average First-Day-of-the-Month Prices
Oil (per Bbl)	$92.64
Natural gas (per Mcf)	$5.03
Natural gas liquids (per Bbl)	$38.45

Principal changes in the standardized measure of discounted future net cash flows attributable to the Partnership’s proved reserves are as follows:

Period From Inception (September 18, 2013) Through December 31, 2013
Standardized measure of discounted future net cash flows at the beginning of the period	$—
Purchase of minerals in place	249,831
Sales of oil and natural gas, net of production costs	(14,015)
Extensions and discoveries	79,829
Net changes in prices and production costs	24,724
Revisions of previous quantity estimates	(19,383)
Net changes in state margin taxes	(586)
Accretion of discount	7,103
Net changes in timing of production and other	(257)

Standardized measure of discounted future net cash flows at the end of the period	$327,246